Property and Equipment, Net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 13,135	$ 401	$ 14,302	$ 13,473
Impairment charge
Property and equipment, net	$ 22,263		$ 23,739